General (Schedule Of Total Purchase Price) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 07, 2012 Acquisition Of Merced [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Feb. 07, 2012 Maximum [Member] Acquisition Of Merced [Member]	Feb. 07, 2012 Minimum [Member] Acquisition Of Merced [Member]
Cash				$ 182,105
Options and Restricted Share Units				3,763 [1]
Total purchase price				$ 185,868
Options and restricted shares, vested				262,676
Expected life, months	3 years 3 months 18 days	2 years 6 months	2 years 6 months		3 years 8 months 12 days	3 years 8 months 12 days	35 months	1 month
Risk-free interest rate, minimum	0.40%	0.20%	0.80%	0.08%
Risk free interest rate, maximum	0.50%	1.30%	1.80%	0.35%
Expected volatility, minimum	27.80%	34.30%	42.80%	30.70%
Expected volatility, maximum	34.80%	43.80%	48.40%	46.05%

[1]	Represents the fair value of the vested portion of 262,676 options and restricted shares of NICE granted upon consummation of the acquisition in exchange of partially vested options of Merced originally granted under the Merced Systems Inc. option plan. The fair value of these options was determined using a Black-Scholes-Merton valuation model with the following assumptions: expected life of 1-35 months, risk-free interest rate of 0.08%- 0.35%, expected volatility of 30.7%- 46.05% and no dividend yield.